Subsequent Events	6 Months Ended
Jun. 30, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
21.	Subsequent events

On July 7, 2020, the Company closed a public offering of 26,666,666 units at a price to the public of $0.45 per unit, for gross proceeds of $12,000, before deducting placement agent fees and other offering expenses payable by the Company, estimated at $1,500. Each unit contained one common share (or common share equivalent in lieu thereof) and one investor share purchase warrant to purchase one common share. In total, 26,666,666 common shares, 26,666,666 investor share purchase warrants at an exercise price of $0.45 per share expiring July 7, 2025 and 1,866,667 placement agent warrants with an exercise price of $0.5625 per share, expiring July 1, 2025 were issued. As at June 30, 2020, the Company had incurred $537 in offering costs which were deferred and classified in the condensed interim consolidated statements of financial position, in the line “Prepaid expenses and other current assets” and $480 in accrued issuance costs were included within “Payables and accrued liabilities” in the condensed interim consolidated statements of financial position. Upon the completion of the public offing on July 7, 2020, the deferred offering costs were netted against the gross proceeds of the offering within equity. As a result of the public offering, the Company believes it has stockholders’ equity of at least $2.5 million as of the date of this filing and thereby satisfies the minimum stockholders’ equity requirement for continued listing on The Nasdaq Capital Market (“Nasdaq”). The Company received Nasdaq’s formal confirmation of such compliance on July 30, 2020.

Additionally, on August 3, 2020, the Company announced that it had entered into a securities purchase agreement with several institutional investors in the United States providing for the sale and issuance of 12,427,876 common shares at a purchase price of $0.56325 per common share in a registered direct offering priced at-the-market under Nasdaq rules. The offering resulted in gross proceeds of approximately $7,000 and closed on August 5, 2020. Concurrently, the Company issued to the purchasers unregistered warrants to purchase up to an aggregate of 9,320,907 common shares. The warrants are exercisable for a period of five and one-half years, exercisable immediately following the issuance date and have an exercise price of $0.47 per common share. In addition, the Company has issued unregistered warrants to the placement agent to purchase up to an aggregate of 869,952 common shares, with an exercise price of $0.7040625 per share and an expiration date of August 3, 2025.